Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Condensed Consolidated Balance Sheets Relating to its Operating Lease and Other Supplemental Information

The following amounts were recorded in the Company’s consolidated balance sheets relating to its operating lease and other supplemental information:

	December 31,
	2023	2022
ROU assets	$324,238	$293,520
Lease liabilities:
Current lease liabilities	$310,911	$169,275
Non-current lease liabilities	16,457	129,762
Total lease liabilities	$327,368	$299,037
Other supplemental information:
Weighted average remaining lease term	1 year	2 years
Weighted average discount rate	10.50%	10.50%

Schedule of Lease Payments Relating to the Company’s Operating Leases

The following table presents the lease payments relating to the Company’s operating leases:

Fiscal Year	December 31, 2023
2024	$322,519
2025	16,457
Total lease payments	338,976
Less: imputed interest	(11,608)
Present value of operating lease liabilities	$327,368